Financial Risk Management Objectives and Policies - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
US$ Strengthens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency %	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax US$’000	$ 678	$ 329	$ 343
US$ Weakens Against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency %	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax US$’000	$ (678)	$ (329)	$ (343)
US$ Strengthens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency %	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax US$’000	$ (817)	$ 3,310	$ 3,829
US$ Weakens Against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency %	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax US$’000	$ 817	$ (3,310)	$ (3,829)